Property And Equipment, Net-Schedule of Property and Equipment, Net (Details)-Schedule of Depreciation Expenses on Property and Equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total depreciation expenses	$ 156	¥ 1,094	¥ 1,454
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	20	143	195
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	4	31	186
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	$ 132	¥ 920	¥ 1,073